INTANGILE ASSETS AND GOODWILL - Additional Information (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets under construction
Disclosure of detailed information about intangible assets [line items]
Capitalised borrowing costs		$ 7,583,368
Cost | Assets under construction
Disclosure of detailed information about intangible assets [line items]
Grants and research and development tax incentives and grants		88,338,757	$ 151,764,964
Research and development tax incentives		8,301,721	16,602,818
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		67,222,000	65,975,000	$ 49,060,000
Accumulated amortization and impairment | Assets under construction
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 8,938,226	66,936,000	$ 65,648,000	$ 49,058,000
Increase (decrease) due to impairment loss recognised in profit or loss, intangible assets and goodwill		9,086,718
Increase (decrease) through net exchange differences, intangible assets and goodwill		$ 7,799,066